Transition to IFRSs - Additional Information (Details)	Jan. 01, 2016 KRW (₩)
Disclosure Of Comparative Information Prepared Under Previous GAAP [Line Items]
Cumulative translation difference in accumulated other comprehensive income	₩ 0
US GAAP (previous GAAP)
Disclosure Of Comparative Information Prepared Under Previous GAAP [Line Items]
Cumulative translation difference in accumulated other comprehensive income	₩ 694,000,000